Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Investment Property [Abstract]
Summary of Investment Properties
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$8,169	$9,621

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2018	$9,135
Additions	6
Reclassification	251
Balance on December 31, 2018	$9,392
Accumulated depreciation and impairment
Balance on January 1, 2018	$(1,087)
Depreciation expense	(21)
Reclassification	(16)
Reversal of impairment loss	19
Balance on December 31, 2018	$(1,105)
Cost
Balance on January 1, 2019	$9,392
Additions	1
Disposal	(6)
Reclassification	(173)
Balance on December 31, 2019	$9,214
Accumulated depreciation and impairment
Balance on January 1, 2019	$(1,105)
Depreciation expense	(25)
Disposal	6
Reclassification	22
Reversal of impairment loss	57
Balance on December 31, 2019	$(1,045)
Cost
Balance on January 1, 2020	$9,214
Additions (Note 16)	1,359
Disposal	(37)
Reclassification	126
Balance on December 31, 2020	$10,662
Accumulated depreciation and impairment
Balance on January 1, 2020	$(1,045)
Depreciation expense	(22)
Reclassification	(1)
Reversal of impairment loss	27
Balance on December 31, 2020	$(1,041)

Estimated Service Lives of Investment Properties

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	35-60 years
Other building facilities	4-10 years

Key Assumptions and Fair Values of Investment Properties

The fair values of the Company’s investment properties as of December 31, 2019 and 2020 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers.  Those appraisal reports are based on the comparison approach, income approach or cost approach.  Key assumptions and the fair values were as follows:

December 31
	2019	2020
	NT$	NT$
(In Millions)
Fair value	$18,701	$22,644
Overall capital interest rate	1.03%-4.04%	0.93%-3.03%
Profit margin ratio	12%-20%	12%-20%
Discount rate	—	—
Capitalization rate	0.79%-1.74%	0.73%-2.20%

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Year 1	$113	$115
Year 2	91	95
Year 3	71	75
Year 4	61	53
Year 5	39	38
Onwards	96	58
	$471	$434